Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense of intangible assets	$ 31.1	$ 61.7	$ 27.1